Commitments and Contingencies (Details) - CIK_0001843477_Spring Valley Acquisition Corp. II - USD ($)			12 Months Ended
	Oct. 18, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Underwriting cash discount per unit			$ 0.2
Aggregate underwriter cash discount			$ 4,600,000
Deferred fee per unit			$ 0.35
Aggregate deferred underwriting fee payable			$ 8,100,000
Waiver of deferred underwriting fees	$ 8,000,000	$ 5,200,000		$ 8,050,000
Deferred underwriting commissions	$ 2,800,000	$ 8,000,000
Deferred legal fees			$ 2,133,670	$ 1,640,000